Liquidity and Financial Condition (Details) - USD ($)		Mar. 31, 2017	Feb. 17, 2017	Dec. 31, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents		$ 307,304	$ 424,000	$ 549,100
Short-term investment		30,021		30,017
Accounts receivable, net		108,043		234,518
Inventory				9,445
Total current assets		857,852		981,149
Equipment, net		4,869		5,559
Goodwill		4,162,173		4,162,173
Intangible assets		3,028,247
Totals		8,495,089		8,736,131
Liabilities, Current [Abstract]
Accounts payable and accrued expenses		543,499		350,772
Billings in excess of costs and estimated earnings on uncompleted contracts		37,823		48,478
Deferred revenue		116,754		72,788
Total current liabilities		986,210		856,499
Total liabilities		3,597,741		3,302,836
Commitments and Contingencies
Stockholders' equity:
Accumulated deficit		(1,996,906)		(1,306,576)
Total stockholders' equity (deficit)		4,897,348		5,433,295
Totals		8,495,089		8,736,131
Predecessor Company [Member]
Current assets:
Cash and cash equivalents					$ 955,803	$ 319,443	$ 466,997	$ 884,188
Short-term investment					30,011		30,003
Accounts receivable, net					190,893		86,035
Prepaid expenses					28,589
Inventory					40,170		158,181
Total current assets					289,663		741,216
Equipment, net					5,600		7,229
Security deposit					1,200		3,900
Goodwill
Intangible assets
Totals					296,463		752,345
Liabilities, Current [Abstract]
Accounts payable and accrued expenses					487,699		41,163
Accounts payable and accrued expenses - subject to compromise					120,325		120,325
Accrued interest, related party - subject to compromise					43,301		43,301
Accrued interest					173,147		173,147
Related party accounts payable and accrued expenses- subject to compromise					370,151		370,151
Related party notes payable - secured claim					73,500		73,500
Convertible debentures, net of discounts					5,405,010		5,011,841
Billings in excess of costs and estimated earnings on uncompleted contracts					42,674		28,024
Deferred revenue					83,415		170,530
Convertible option liabilities
Total current liabilities					6,799,222		6,031,982
Debtor in possession financing					600,000		600,000
Convertible debentures, net of discounts
Total liabilities					7,399,222		6,631,982
Commitments and Contingencies
Stockholders' equity:
Successor Preferred stock, $1.00 par value, 5,405,000 shares authorized; 1,801,670 issued and outstanding at June 30, 2016
Predecessor Preferred stock, $0.01 par value, 5,000,000 shares authorized; 0 issued and outstanding at December 31,2015
Successor Common stock, $0.01 par value, 300,000,000 shares authorized; 163,786 issued and outstanding at June 30,2016
Predecessor Common stock, $0.01 par value, 300,000,000 shares authorized; 42,918,927 issued and outstanding at December 31, 2015					429,189
Successor additional paid-in capital
Predecessor additional paid-in capital					7,290,829
Accumulated deficit					(14,822,777)		(13,480,509)
Total stockholders' equity (deficit)					(7,102,759)		(5,879,637)
Totals					296,463		$ 752,345
Reorganization Adjustments [Member]
Current assets:
Cash and cash equivalents	[1]				955,803
Short-term investment
Accounts receivable, net
Prepaid expenses
Inventory
Total current assets					955,803
Equipment, net
Security deposit
Goodwill
Intangible assets
Totals					955,803
Liabilities, Current [Abstract]
Accounts payable and accrued expenses	[2]				(212,219)
Accounts payable and accrued expenses - subject to compromise	[2]				(86,612)
Accrued interest, related party - subject to compromise	[2]				(16,801)
Accrued interest	[2]				(173,147)
Related party accounts payable and accrued expenses- subject to compromise	[2]				(163,522)
Related party notes payable - secured claim
Convertible debentures, net of discounts	[3]				(5,405,010)
Billings in excess of costs and estimated earnings on uncompleted contracts
Deferred revenue
Convertible option liabilities	[4]				394,460
Total current liabilities					(5,662,851)
Debtor in possession financing	[4]				(600,000)
Convertible debentures, net of discounts	[4]				1,605,540
Total liabilities					(4,657,311)
Commitments and Contingencies
Stockholders' equity:
Successor Preferred stock, $1.00 par value, 5,405,000 shares authorized; 1,801,670 issued and outstanding at June 30, 2016	[3]				1,801,670
Predecessor Preferred stock, $0.01 par value, 5,000,000 shares authorized; 0 issued and outstanding at December 31,2015
Successor Common stock, $0.01 par value, 300,000,000 shares authorized; 163,786 issued and outstanding at June 30,2016	[5]				1,638
Predecessor Common stock, $0.01 par value, 300,000,000 shares authorized; 42,918,927 issued and outstanding at December 31, 2015	[5]				(429,189)
Successor additional paid-in capital	[3],[6]				3,561,464
Predecessor additional paid-in capital
Accumulated deficit					677,531
Total stockholders' equity (deficit)					5,658,265
Totals					955,803
Fresh Start Adjustments [Member]
Current assets:
Cash and cash equivalents
Short-term investment
Accounts receivable, net
Prepaid expenses
Inventory
Total current assets
Equipment, net
Security deposit
Goodwill	[7]				4,162,173
Intangible assets	[7]				3,879,000
Totals					8,041,173
Liabilities, Current [Abstract]
Accounts payable and accrued expenses
Accounts payable and accrued expenses - subject to compromise
Accrued interest, related party - subject to compromise
Accrued interest
Related party accounts payable and accrued expenses- subject to compromise
Related party notes payable - secured claim
Convertible debentures, net of discounts
Billings in excess of costs and estimated earnings on uncompleted contracts
Deferred revenue
Convertible option liabilities
Total current liabilities
Debtor in possession financing
Convertible debentures, net of discounts
Total liabilities
Commitments and Contingencies
Stockholders' equity:
Successor Preferred stock, $1.00 par value, 5,405,000 shares authorized; 1,801,670 issued and outstanding at June 30, 2016
Predecessor Preferred stock, $0.01 par value, 5,000,000 shares authorized; 0 issued and outstanding at December 31,2015
Successor Common stock, $0.01 par value, 300,000,000 shares authorized; 163,786 issued and outstanding at June 30,2016
Predecessor Common stock, $0.01 par value, 300,000,000 shares authorized; 42,918,927 issued and outstanding at December 31, 2015
Successor additional paid-in capital	[7]				1,186,756
Predecessor additional paid-in capital	[7]				(7,290,829)
Accumulated deficit	[7]				14,145,246
Total stockholders' equity (deficit)					8,041,173
Totals					8,041,173
Successor Company [Member]
Current assets:
Cash and cash equivalents		$ 307,304		549,100	955,803
Short-term investment				30,017	30,011
Accounts receivable, net				234,518	190,893
Prepaid expenses				33,589	28,589
Inventory				9,445	40,170
Total current assets				981,149	1,245,466
Equipment, net				5,559	5,600
Security deposit					1,200
Goodwill				4,162,173	4,162,173
Intangible assets					3,879,000
Totals				8,736,131	9,293,439
Liabilities, Current [Abstract]
Accounts payable and accrued expenses				350,772	275,480
Accounts payable and accrued expenses - subject to compromise					33,713
Accrued interest, related party - subject to compromise					26,500
Accrued interest
Related party accounts payable and accrued expenses- subject to compromise					206,629
Related party notes payable - secured claim					73,500
Convertible debentures, net of discounts
Billings in excess of costs and estimated earnings on uncompleted contracts				48,478	42,764
Deferred revenue				72,788	83,415
Convertible option liabilities					394,460
Total current liabilities				856,499	1,136,371
Debtor in possession financing
Convertible debentures, net of discounts					1,605,540
Total liabilities				3,302,836	2,741,911
Commitments and Contingencies
Stockholders' equity:
Successor Preferred stock, $1.00 par value, 5,405,000 shares authorized; 1,801,670 issued and outstanding at June 30, 2016					1,801,670
Predecessor Preferred stock, $0.01 par value, 5,000,000 shares authorized; 0 issued and outstanding at December 31,2015
Successor Common stock, $0.01 par value, 300,000,000 shares authorized; 163,786 issued and outstanding at June 30,2016					1,638
Predecessor Common stock, $0.01 par value, 300,000,000 shares authorized; 42,918,927 issued and outstanding at December 31, 2015
Successor additional paid-in capital					4,748,220
Predecessor additional paid-in capital
Accumulated deficit				(1,306,576)
Total stockholders' equity (deficit)				5,433,295	6,551,528
Totals				$ 8,736,131	$ 9,293,439

[1]	Reflects the net cash payments recorded as of the Effective Date from implementation of the Plan: Sources: Net proceeds from Exit Facility $ 1,319,001 Total sources 1,319,001 Uses: Predecessor accounts payable and accrued expenses paid upon emergence 185,979 Other payments made upon emergence 177,219 Total uses 363,198 Net Sources $ 955,803
[2]	Reflects the settlement of accounts payable and accrued expenses upon Emergence, as well as payments made on the Effective Date.
[3]	Reflects the conversion of Convertible Debentures to Preferred Stock.
[4]	Reflects the Convertible Debentures.
[5]	Reflects the cancellation of predecessor common stock and the issuance of successor common stock.
[6]	Reorganization adjustment.
[7]	Reflects the recognition of goodwill, intangible assets and the cumulative impact of fresh-start adjustments.